OTHER FINANCIAL INFORMATION - Items reported in earnings (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER FINANCIAL INFORMATION
Research and Development Expense			$ 198.5	$ 165.3	$ 166.5
Depreciation	$ 42.9	$ 42.7	57.1	60.4
Operating Lease, Expense			81.4	80.4	61.1
Advertising Expense			$ 30.3	$ 35.2	$ 32.6